LOSS PER SHARE - Schedule of Calculation of Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Net loss attributable to Bausch Health Companies Inc.	$ (153)	$ 71	$ (326)	$ (152)	$ (1,516)	$ (49)	$ (171)	$ (52)	$ (560)	$ (1,788)	$ (4,148)
Basic and diluted weighted-average common shares (in shares)									355.0	352.1	351.3
Basic and Diluted loss per share attributable to Bausch Health Companies Inc. (in dollars per share)	$ (0.43)	$ 0.20	$ (0.92)	$ (0.43)	$ (4.30)	$ (0.14)	$ (0.49)	$ (0.15)	$ (1.58)	$ (5.08)	$ (11.81)